Interest and Investment Income, Net (Tables)	12 Months Ended
Dec. 31, 2018
Other Income And Expenses [Abstract]
Summary of Interest and Investment Income, Net

Interest and investment income, net consists of the following:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Share of loss from equity method investment	(4,805,183)	(20,676,273)	(11,319,279)	(1,646,321)
Investment income of short-term investments	3,406,166	3,526,506	11,282,694	1,641,000
Interest income	3,256,345	21,360,670	35,776,919	5,203,537
	1,857,328	4,210,903	35,740,334	5,198,216